UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2023
Institutional Large-Cap Core
Growth Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
HIGHLIGHTS
The Institutional Large-Cap Core Growth Fund generated a positive absolute return in the 12-month period ended December 31, 2023.
The fund outperformed its benchmark, the S&P 500 Index, and also outpaced the style-specific Russell 1000 Growth Index. The fund also outperformed its peer group, the Lipper Large-Cap Growth Funds Index.
Major U.S. stock indexes produced strong gains in 2023, as the equity market rebounded from poor performance in 2022. Thanks in part to generally favorable corporate earnings, a resilient economy, and increased investor interest in artificial intelligence, equities climbed the proverbial wall of worry, led by a relatively small group of high-growth, technology-oriented mega-cap companies.
The fund’s top sector allocations are in information technology, communication services, and consumer discretionary.
Given the equity market’s impressive performance in 2023, aided in large part by multiple expansion, returns in the coming year may be more subdued. An additional move higher will likely hinge on the ability of companies to demonstrate meaningful earnings and free cash flow growth, an environment that we believe would be suitable to our focus on fundamental research and active, bottom-up stock selection.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Market Commentary

Dear Investor
Global stock and bond indexes were broadly positive during
2023 as most economies managed to avoid the recession
that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial
intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling
interest rates.
For the 12-month period, the technology-oriented Nasdaq
Composite Index rose about 43%, reaching a record
high and producing the strongest result of the major
benchmarks. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
markets counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer
discretionary sectors were all lifted by the tech rally and
recorded significant gains. A small group of tech-oriented
mega-cap companies helped drive much of the market’s
advance. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and
the energy sector also lost ground amid declining oil prices.
The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-
performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth
coming in at 4.9% in the third quarter, the highest since
the end of 2021. Corporate fundamentals were also broadly
supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the
third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a
sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged
by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50%
in July, the highest level since March 2001, and at its final meeting of the year in December, the central bank indicated
that there could be three 25-basis-point rate cuts in 2024.
The yield of the benchmark 10-year U.S. Treasury note
briefly reached 5.00% in October for the first time since late
2007 before falling back to 3.88% by period-end, the same
level where it started the year, amid cooler-than-expected
inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields.
Investment-grade and high yield corporate bonds produced
solid returns, supported by the higher coupons that have
become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience
in 2023, but considerable uncertainty remains as we look
ahead. Geopolitical events, the path of monetary policy,
and the impact of the Fed’s rate hikes on the economy all
raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool
for identifying risks and opportunities, and our investment
teams will continue to use fundamental research to help
identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth through
investments in the common stocks of large-cap growth
companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Institutional Large-Cap Core Growth Fund returned
49.60% in the 12-month period ended December 31, 2023.
The fund outperformed its benchmark, the S&P 500 Index,
and also outpaced the style-specific Russell 1000 Growth
Index. The fund also outperformed its peer group, the Lipper
Large-Cap Growth Funds Index. (Past performance cannot
guarantee future results. Investors should note that the short-
term performance for the fund is highly unusual and unlikely to be sustained.)
What factors influenced the fund’s performance?
Major U.S. stock indexes produced strong gains in 2023, as the equity market rebounded from poor performance in 2022.
Thanks in part to generally favorable corporate earnings, a
resilient economy, and increased investor interest in artificial intelligence (AI), equities climbed the proverbial wall of worry, led by a relatively small group of high-growth, technology-
oriented mega-cap companies. While many of our highest-
conviction investments were top performers, a handful of our more idiosyncratic ideas also provided important
contributions.
The information technology sector led the way during the
year, contributing the most to relative returns. A burgeoning secular growth theme in the form of AI provided significant
support for the group, particularly benefiting names in the
software and semiconductors industries. Our stake in NVIDIA
was a bright spot for the fund. Shares traded higher in a sharp move following improved visibility around future demand for
advanced graphics processing units (GPUs) that are critical for the buildout of AI infrastructure. NVIDIA’s dominant position in state-of-the-art GPUs, combined with its embedded
software, has created an expanding moat behind which the
chipmaker should be able to continue to innovate and grow
earnings. Microsoft, which represents the fund’s largest
position, also outperformed during the year. The market
responded positively to reacceleration in the company’s cloud business as headwinds from information technology (IT)
spending constraints began to fade. AI tailwinds also provided a boost for the stock; Microsoft’s investments in the space
began to produce tangible gains, with contributions from AI
services starting to move the needle on Azure growth. Our
position in ServiceNow further assisted performance as the
company presented strong execution amid a difficult IT
spending environment and gained early traction with newly
launched generative AI-driven solutions. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The fund’s second-largest sector allocation is in
communication services, where a handful of names in digital
advertising bounced back following disappointing
performances in 2022. Shares of social media giant Meta
Platforms surged over the past 12 months, driven by (1) the
company’s continued focus on cost discipline, (2) a rebound in digital ad spending, and (3) improving monetization trends
within short-form video. Alphabet also added value as shares were driven higher by a reacceleration in advertising spending for both its search and YouTube segments, encouraging
engagement and monetization signals from AI efforts, and
some modest improvement on cost control efforts.
Robust consumer spending guided the consumer discretionary
sector higher. Shares of Amazon.com, one of our largest
holdings, gained due to improving profitability in its North
American e-commerce segment and better-than-expected
results from Amazon Web Services as cloud optimization
headwinds began to abate. Our exposure to Tesla also assisted.
Shares of the electric vehicle manufacturer outperformed in
the first half of the year, recovering ground early in the period after management assuaged concerns about the low end of
margin structures following price cuts and reaffirmed strong levels of demand. The stock also received a boost from a wave of positive sentiment around AI and speculation that the
company would be a significant AI beneficiary.
While our favorable positioning in a narrow group of market-
leading names was a notable source of strength for the fund, we were also rewarded for being right on some high-
conviction ideas within health care, where our investment
theses played out nicely. Shares of Eli Lilly traded significantly higher, buoyed by impressive sales across its product portfolio;
better-than-expected clinical data for its developmental
Alzheimer’s drug; and surging attention and optimism around
the GLP-1 agonist drug class, which several of Lilly’s most
significant diabetes and weight loss treatments belong to. Our position in Intuitive Surgical also contributed. Despite facing some concerns that GLP-1 drugs may have a negative impact
on its bariatrics business, the stock finished the year higher, driven by better-than-anticipated procedure growth—the
engine of the robot-assisted surgery company’s business model.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Institutional Large-Cap Core Growth
Fund 10.74% 49.60%
S&P 500 Index 8.04 26.29
Russell 1000 Growth Index 10.59 42.68
Lipper Large-Cap Growth
Funds Index 10.64 42.03

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

No subsectors hurt relative performance during the period.
However, from an absolute perspective, Dollar General and
Charles Schwab, a discount retailer and a leading wealth
management platform, respectively, were two of the largest
detractors from the fund’s performance.
How is the fund positioned?
We are largely satisfied with the positioning of the fund.
During the year, fundamentally driven selling was limited, and we trimmed a handful of our best-performing ideas on
strength in order to maintain our desired position size.
Purchasing activity was also finite, but in an effort to cast a wider net across sectors and add some defensive exposure on
the margins, we identified a few opportunities within
consumer staples, energy, and utilities that meet our earnings growth criteria.
Information technology continues to be our largest sector
allocation, where powerful secular growth themes such as
cloud computing and generative AI represent massive profit
opportunities; however, the sector was a significant source of sales in 2023. We sold shares of Microsoft on strength. We
maintain a positive view of the company as Microsoft’s broad-
based success in cloud computing with Office 365 and Azure,
along with its early leadership in AI, have made it a singularly advantaged and valuable enterprise technology business that
we believe will be able to deliver above-average growth over the long term. We also sold shares of a handful of
semiconductors and semiconductor equipment names that
benefited from a groundswell of enthusiasm around AI,
sparked by recent advancements in the technology, including
NVIDIA, Advanced Micro Devices, ASML Holding, and
Marvell Technology—which we eliminated late in the year.
We were also net sellers in communication services, mainly
driven by Alphabet, which we trimmed into strength; however, the internet search giant remains a top-five holding in the
fund. With dominant positions across everyday use internet
utilities, combined with world-class computing infrastructure and talent, Alphabet remains well positioned to extract value from the economy as the world becomes more digital.
Furthermore, we believe the company stands to benefit as it
productizes its considerable AI research into practical, market-
leading services across its user base.
On the other hand, we were able to identify a few
opportunities within the utilities and consumer staples sectors that meet our earnings growth criteria. During the period, we initiated a position in Constellation Energy, which is the
United States’ largest producer of clean, carbon-free energy, as well as a leader in nuclear power and a predominant supplier of energy products and services to homes, businesses, and the public sector. We believe Constellation will likely benefit from margin expansion given our expectations that overall energy
prices are likely to rise, while the input costs for nuclear remain unchanged. We also initiated a stake in Mondelez
International, a leading manufacturer of snacks, which is well managed and is undergoing a portfolio transformation that
should boost sales growth and profitability.
Similarly, within the energy sector we initiated a position in
Schlumberger—a global leader in oil field services with a
revenue mix that primarily skews international. We bought
shares of the company, which is widely regarded as the
technology leader in oil field services, as we expect
Schlumberger to be a primary beneficiary of the international and offshore capital expenditure upcycle.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Information Technology 43.2% 41.3%
Communication Services 15.1  15.5
Consumer Discretionary 14.5  14.8
Health Care 12.6  12.2
Financials 10.2  9.7
Industrials and Business Services 2.1  2.2
Consumer Staples 0.6  1.4
Materials 1.0  0.9
Utilities 0.2  0.5
Energy 0.0  0.3
Real Estate 0.0  0.0
Other and Reserves 0.5  1.2
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

What is portfolio management’s outlook?
Continued trends in disinflation, alongside a handful of
benign jobs reports, have widened the runway for a soft
landing. The Federal Reserve’s dovish pivot—and implied rate cut cadence—has encouraged risk-on behavior as the
probability of a recession continues to decline. We believe
equity returns are likely to be more subdued in 2024; an
additional move higher will likely hinge on the ability of
companies to demonstrate meaningful earnings and free cash
flow growth following the significant move up in the last 12 months, which was aided in large part by multiple expansion.
From a positioning standpoint, we continue to refrain from
taking a pronounced stance on macroeconomic implications,
and instead, we are aiming for a balanced approach of
offensive ideas that can thrive if the skies continue to clear, as well as defensive positions that can provide downside support.
Similarly, predicting election outcomes and subsequent market impacts is not an area of focus at this stage; however, as
political agendas come into focus and the balance of political power crystalizes, actionable idiosyncratic investment
opportunities may present themselves.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

RISKS OF INVESTING IN THE FUND
RISKS OF STOCK INVESTING
The fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock
markets can decline for many reasons, including adverse
political or economic developments, changes in investor
psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of
factors, including disappointing earnings or changes in the
competitive environment. In addition, the investment
manager’s assessment of companies held in a fund may prove
incorrect, resulting in losses or poor performance even in
rising markets.
RISKS OF GROWTH INVESTING
Growth stocks tend to be more volatile than other types of
stocks, and their prices may fluctuate more dramatically than the overall stock markets. Growth stocks are typically priced higher than other stocks because investors believe they have more growth potential, which may or may not be realized.
Since these companies usually invest a high portion of
earnings in their businesses, they may lack the dividends that can cushion stock prices in a falling market. In addition,
earnings disappointments often lead to sharply falling prices for growth stocks.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group
undertakings (collectively, the “LSE Group”). © LSE Group
2024. FTSE Russell is a trading name of certain of the LSE
Group companies.  “Russell
®
” is/are a trademark(s) of the
relevant LSE Group companies and is/are used by any other
LSE Group company under license. All rights in the FTSE
Russell indexes or data vest in the relevant LSE Group
company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further
distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent.
The LSE Group does not promote, sponsor or endorse the
content of this communication. The LSE Group is not
responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
Note: The S&P 500 Index is a product of S&P Dow Jones
Indices LLC, a division of S&P Global, or its affiliates
(“SPDJI”) and has been licensed for use by T. Rowe Price.
Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P
Global (“S&P”); Dow Jones
®
is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”); T. Rowe Price
is not sponsored, endorsed, sold or promoted by SPDJI, Dow
Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Microsoft 13.9%
Apple 10.0
Amazon.com 8.1
Alphabet 7.9
NVIDIA 6.2
Meta Platforms 5.0
Visa 3.2
UnitedHealth Group 3.2
Eli Lilly 2.9
Mastercard 2.6
Tesla 2.5
ServiceNow 2.4
Intuitive Surgical 1.5
Netflix 1.5
Synopsys 1.2
Intuit 1.2
Thermo Fisher Scientific 1.2
ASML Holding 1.1
Chubb 1.0
T-Mobile U.S. 1.0
Chipotle Mexican Grill 0.9
Booking Holdings 0.9
Roper Technologies 0.7
Advanced Micro Devices 0.7
Shopify 0.6
Total 81.4%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

GROWTH OF $1 MILLION
This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception
(for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Institutional Large-Cap Core
Growth Fund 49.60% 13.73% 12.57%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a
T. Rowe Price representative at 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. When assessing performance, investors should consider both short- and long-term returns. Investors should note that the fund's short-term performance is highly unusual and unlikely to be sustained.
Institutional Large-Cap Core Growth Fund 0.56%
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
Beginning
Account
Value
7/1/23
Ending
Account
Value
12/31/23
Expenses
Paid During
Period*
7/1/23 to
12/31/23
Actual $1,000.00 $1,107.40 $3.03
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,022.33   2.91
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.57%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 41.55 $ 70.46 $ 65.18 $ 48.68 $ 37.63
Investment activities
Net investment income (loss)
(1)(2)
0.03 (0.03) (0.17) (0.07) 0.09
Net realized and unrealized gain/loss 20.58 (27.06) 11.66 16.96 11.25
Total from investment activities 20.61 (27.09) 11.49 16.89 11.34
Distributions
Net investment income (0.02) – – (0.02) (0.09)
Net realized gain (2.20) (1.82) (6.21) (0.37) (0.20)
Total distributions (2.22) (1.82) (6.21) (0.39) (0.29)
NET ASSET VALUE
End of period $ 59.94 $ 41.55 $ 70.46 $ 65.18 $ 48.68
Ratios/Supplemental Data
Total return
(2)(3)
49.60% (38.45)% 17.89% 34.69% 30.15%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.57% 0.56% 0.57% 0.56% 0.56%
Net expenses after waivers/payments by Price
Associates 0.57% 0.56% 0.57% 0.56% 0.56%
Net investment income (loss) 0.06% (0.06)% (0.24)% (0.13)% 0.20%
Portfolio turnover rate 14.5% 14.4% 40.4% 30.4% 37.1%
Net assets, end of period (in millions) $ 2,938 $ 3,028 $ 6,419 $ 6,029 $ 4,419
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
December 31, 2023

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.5%
COMMUNICATION
SERVICES 15.5%
Entertainment 1.6%
Netflix (1) 88,685 43,179
Sea, ADR  (1) 131,617 5,330
48,509
Interactive Media & Services 12.9%
Alphabet, Class A  (1) 303,772 42,434
Alphabet, Class C  (1) 1,351,724 190,499
Meta Platforms, Class A  (1) 411,171 145,538
378,471
Wireless Telecommunication
Services 1.0%
T-Mobile U.S.  183,730 29,457
29,457
Total Communication Services 456,437
CONSUMER
DISCRETIONARY 14.8%
Automobiles 2.5%
Tesla (1) 290,343 72,144
72,144
Broadline Retail 8.1%
Amazon.com (1) 1,558,969 236,870
236,870
Hotels, Restaurants & Leisure 2.1%
Booking Holdings  (1) 7,729 27,416
Chipotle Mexican Grill  (1) 12,053 27,565
DoorDash, Class A  (1) 76,156 7,531
62,512
Specialty Retail 1.3%
Carvana (1)(2) 138,100 7,311
Ross Stores  133,314 18,449
TJX  138,724 13,014
38,774
Textiles, Apparel & Luxury
Goods 0.8%
Lululemon Athletica  (1) 29,776 15,224
NIKE, Class B  75,958 8,247
23,471
Total Consumer Discretionary 433,771
CONSUMER STAPLES 1.4%
Consumer Staples Distribution &
Retail 0.6%
Dollar General  136,163 18,511
18,511
Food Products 0.3%
Mondelez International, Class A  114,100 8,264
8,264
Household Products 0.5%
Colgate-Palmolive  82,900 6,608
Shares/Par $ Value
(Cost and value in $000s)
‡
Procter & Gamble  47,400 6,946
13,554
Total Consumer Staples 40,329
ENERGY 0.3%
Energy Equipment & Services 0.3%
Schlumberger  183,096 9,528
Total Energy 9,528
FINANCIALS 9.7%
Capital Markets 1.8%
Charles Schwab  161,445 11,107
Goldman Sachs Group  20,021 7,723
Morgan Stanley  146,388 13,651
MSCI  5,977 3,381
S&P Global  36,543 16,098
51,960
Financial Services 6.3%
Adyen (EUR)  (1) 5,037 6,503
ANT Group, Acquisition Date:
8/14/23, Cost $2,519  (1)(3)(4) 2,518,496 2,466
Fiserv  (1) 48,517 6,445
Mastercard, Class A  177,825 75,844
Visa, Class A  361,802 94,195
185,453
Insurance 1.6%
Chubb  131,676 29,759
Marsh & McLennan  93,584 17,731
47,490
Total Financials 284,903
HEALTH CARE 12.2%
Health Care Equipment &
Supplies 2.3%
Align Technology  (1) 7,892 2,162
Intuitive Surgical  (1) 128,948 43,502
Stryker  55,982 16,764
Teleflex  16,105 4,016
66,444
Health Care Providers &
Services 4.2%
Elevance Health  25,494 12,022
Humana  38,550 17,649
UnitedHealth Group  178,533 93,992
123,663
Health Care Technology 0.2%
Veeva Systems, Class A  (1) 33,701 6,488
6,488
Life Sciences Tools & Services 1.8%
Danaher  77,303 17,883
Thermo Fisher Scientific  64,471 34,221
52,104
Pharmaceuticals 3.7%
AstraZeneca, ADR  101,017 6,804
Eli Lilly  147,571 86,022

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis  85,049 16,786
109,612
Total Health Care 358,311
INDUSTRIALS & BUSINESS
SERVICES 2.3%
Aerospace & Defense 0.3%
TransDigm Group  7,754 7,844
7,844
Commercial Services &
Supplies 0.3%
Cintas  9,412 5,672
Veralto  26,470 2,178
7,850
Ground Transportation 0.4%
Old Dominion Freight Line  27,078 10,976
10,976
Industrial Conglomerates 1.3%
General Electric  121,523 15,510
Roper Technologies  39,711 21,649
37,159
Total Industrials & Business Services 63,829
INFORMATION
TECHNOLOGY 40.9%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  35,930 5,048
5,048
IT Services 1.4%
MongoDB (1) 40,616 16,606
Shopify, Class A  (1) 243,602 18,977
Snowflake, Class A  (1) 33,032 6,573
42,156
Semiconductors & Semiconductor
Equipment 9.3%
Advanced Micro Devices  (1) 137,309 20,241
ASML Holding  44,293 33,526
Lam Research  6,336 4,963
Monolithic Power Systems  27,319 17,232
NVIDIA  368,121 182,301
Taiwan Semiconductor Manufacturing,
ADR  94,474 9,825
Texas Instruments  38,175 6,508
274,596
Software 20.0%
Atlassian, Class A  (1) 45,141 10,737
BILL Holdings  (1) 76,401 6,234
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $6,320  (1)(3)(4) 3,708 3,955
Confluent, Class A  (1) 126,702 2,965
Crowdstrike Holdings, Class A  (1) 26,204 6,691
Datadog, Class A  (1) 49,376 5,993
Fortinet  (1) 36,364 2,128
Gusto, Acquisition Date: 10/4/21,
Cost $2,092  (1)(3)(4) 72,683 1,118
Intuit  55,529 34,707
Shares/Par $ Value
(Cost and value in $000s)
‡
Microsoft  1,084,944 407,982
ServiceNow  (1) 100,273 70,842
Synopsys  (1) 68,839 35,446
588,798
Technology Hardware, Storage &
Peripherals 10.0%
Apple  1,526,649 293,926
293,926
Total Information Technology 1,204,524
MATERIALS 0.9%
Chemicals 0.9%
Linde  33,492 13,756
Sherwin-Williams  42,825 13,357
Total Materials 27,113
UTILITIES 0.5%
Electric Utilities 0.5%
Constellation Energy  123,680 14,457
Total Utilities 14,457
Total Common Stocks (Cost
$992,084) 2,893,202
CONVERTIBLE PREFERRED STOCKS 0.4%
INFORMATION TECHNOLOGY 0.4%
Software 0.4%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $397  (1)(3)
(4) 233 249
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $44  (1)(3)(4) 26 28
Canva, Series A-4, Acquisition Date:
12/17/21, Cost $4  (1)(3)(4) 2 2
Databricks, Series G, Acquisition Date:
2/1/21, Cost $1,958  (1)(3)(4) 33,114 2,434
Databricks, Series H, Acquisition Date:
8/31/21, Cost $5,925  (1)(3)(4) 80,631 5,926
Databricks, Series I, Acquisition Date:
9/14/23, Cost $542  (1)(3)(4) 7,379 542
Gusto, Series E, Acquisition Date:
7/13/21, Cost $2,990  (1)(3)(4) 98,373 1,513
Total Information Technology 10,694
Total Convertible Preferred Stocks
(Cost $11,860) 10,694
CORPORATE BONDS 0.2%
Carvana, 12.00%, 12/1/28, (12.00%
PIK)  (5)(6) 1,950,000 1,677
Carvana, 13.00%, 6/1/30, (13.00%
PIK)  (5)(6) 2,925,000 2,457
Carvana, 14.00%, 6/1/31, (14.00%
PIK)  (5)(6) 3,461,000 2,960
Total Corporate Bonds (Cost $7,236) 7,094

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve
Fund, 5.42%  (7)(8) 11,405,323 11,405
Total Short-Term Investments (Cost
$11,405) 11,405
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve
Fund, 5.42%  (7)(8) 6,991,313 6,991
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 6,991
Total Securities Lending Collateral
(Cost $6,991) 6,991
Total Investments in Securities
99.7% of Net Assets
(Cost $1,029,576) $ 2,929,386
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2023.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $18,233 and represents 0.6% of net assets.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $7,094 and represents
0.2% of net assets.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 412++
Totals $ —# $ — $ 412+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government Reserve Fund, 5.42% $ 9,279  ¤   ¤ $ 18,396
Total $ 18,396^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+
Investment income comprised $412 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $18,396.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,029,576) $ 2,929,386
Receivable for investment securities sold 18,380
Dividends and interest receivable 809
Receivable for shares sold 771
Other assets 34
Total assets 2,949,380
Liabilities
Obligation to return securities lending collateral 6,991
Payable for shares redeemed 2,729
Investment management fees payable 1,356
Due to affiliates 12
Payable to directors 2
Other liabilities 101
Total liabilities 11,191
NET ASSETS $ 2,938,189
Net Assets Consist of:
Total distributable earnings (loss) $ 1,914,944
Paid-in capital applicable to 49,015,694 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 1,023,245
NET ASSETS $ 2,938,189
NET ASSET VALUE PER SHARE $ 59.94

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $102) $ 17,824
    Interest 1,051
Securities lending 3
Other 4
Total income 18,882
Expenses
Investment management 16,548
Shareholder servicing 8
Prospectus and shareholder reports 90
Custody and accounting 214
Proxy and annual meeting 45
Registration 42
Legal and audit 29
Directors 11
Miscellaneous 40
Total expenses 17,027
Net investment income 1,855
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 567,373
Foreign currency transactions 4
Net realized gain 567,377
Change in net unrealized gain / loss
Securities 674,191
Other assets and liabilities denominated in foreign currencies (2)
Change in net unrealized gain / loss 674,189
Net realized and unrealized gain / loss 1,241,566
INCREASE IN NET ASSETS FROM OPERATIONS
$ 1,243,421

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
S is
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ 1,855 $ (2,467)
Net realized gain (loss) 567,377 (161,506)
Change in net unrealized gain / loss 674,189 (2,192,465)
Increase (decrease) in net assets from operations 1,243,421 (2,356,438)
Distributions to shareholders
Net earnings (105,298) (138,889)
Capital share transactions
*
Shares sold 362,535 578,883
Distributions reinvested 101,224 132,677
Shares redeemed (1,692,105) (1,607,011)
Decrease in net assets from capital share transactions (1,228,346) (895,451)
Net Assets
Decrease during period (90,223) (3,390,778)
Beginning of period 3,028,412 6,419,190
End of period $ 2,938,189 $ 3,028,412
*Share information (000s)
Shares sold 6,865 10,624
Distributions reinvested 1,688 3,188
Shares redeemed (32,432) (32,018)
Decrease in shares outstanding (23,879) (18,206)

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Institutional Large-Cap Core Growth Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares
(in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2023, the fund realized $146,385,000 of net gain on $238,917,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,879,160 $ 6,503 $ 7,539 $ 2,893,202
Convertible Preferred Stocks — — 10,694 10,694
Corporate Bonds — 7,094 — 7,094
Short-Term Investments 11,405 — — 11,405
Securities Lending Collateral 6,991 — — 6,991
Total $ 2,897,556 $ 13,597 $ 18,233 $ 2,929,386

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was $6,580,000; the value of cash collateral and related investments was $6,991,000.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $434,396,000 and $1,550,815,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains, if any) $ 939 $ 1,370
Long-term capital gain 104,359 137,519
Total distributions $ 105,298 $ 138,889
($000s)
Cost of investments $ 1,043,470
Unrealized appreciation $ 1,933,682
Unrealized depreciation (47,766)
Net unrealized appreciation (depreciation) $ 1,885,916

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

At December 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. During the year ended December 31, 2023, the fund utilized $205,819,000 of capital loss carryforwards.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
Effective November 1, 2023, the fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all operating expenses of the fund, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. Prior to November 1, 2023, the fund was not subject to an operating expense limitation. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limit in place at the time such amounts were paid; or (2) the current limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. For the year ended December 31, 2023, expenses incurred pursuant to these service agreements were $113,000 for Price Associates and $6,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 771
Undistributed long-term capital gain 28,257
Net unrealized appreciation (depreciation) 1,885,916
Total distributable earnings (loss) $ 1,914,944
Expense limitation 0.05%
Expense limitation date 09/30/25
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-
approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $23,000, which is included in Net realized gain (loss) on Securities in the
Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Funds, Inc. and
Shareholders of T. Rowe Price Institutional Large-Cap Core Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price
Institutional Large-Cap Core Growth Fund (one of the funds constituting T. Rowe Price Equity Funds, Inc., referred to hereafter as the
"Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $175,116,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $16,571,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $14,812,000 of the fund's income qualifies for the dividends-received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [209]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Melody Bianchetto (1966)
2023 [209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan (1951)
2013 [209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell (1966)
2023 [209]
Board of Trustees Member and Chief Executive Officer (2019 to present), President (2018 to present), Executive
Vice President and Chief Financial Officer (2007 to 2018), and Senior Vice President and Treasurer (2005 to 2007),
EQR; Member, Nareit Dividends Through Diversity, Equity & Inclusion CEO Council and Chair, Nareit 2021 Audit
and Investment Committee (2021); Advisory Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director, Aviv REIT,
Inc. (2013 to 2015); Director, Real Estate Roundtable and the 2022 Executive Board Nareit; Board of Directors and
Chair of the Finance Committee, Greater Chicago Food Depository
Kellye L. Walker (1966)
2021 [209]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

OFFICERS
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Eric L. Veiel, CFA (1972)
2022 [209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Equity Funds  Principal Occupation(s)
Francisco Alonso (1978)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President and
Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary, T. Rowe Price; Assistant
Secretary, T. Rowe Price Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore, T. Rowe Price Investment
Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company; formerly, Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Director and President, Price Investment Management; Vice President,
T. Rowe Price Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment Management, T. Rowe Price
Investment Services, Inc., and T. Rowe Price Trust Company
Sean P. McWilliams (1988)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Name (Year of Birth)
Position Held With Equity Funds  Principal Occupation(s)
Alexander P. Roik, CFA (1991)
Executive Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Gabriel Solomon (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281816 E148-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$24,714	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024